                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/__(a)
             or fiscal year ending: 12/31/08(b)

Is this a transition report?:(Y/N)                 N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing form.

1.   A.   Registrant Name: RiverSource of New York Account 4
     B.   File Number: 811-3500
     C.   Telephone Number: (612) 671-5682

2.   A.   Street: 20 Madison Avenue Extension
     B.   City: Albany
     C.   State: NY
     D.   Zip Code: 12203   Zip Ext.
     E.   Foreign Country:

3.   Is this the first filing on this form by the Registrant? (Y/N)            N

4.   Is this the last filing on this form by Registrant? (Y/N)                 N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)           N
     [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                        Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

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For period ending 12/31/08                               If filing more than one
File number 811-3500                                       Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111. A.   Depositor Name: RiverSource Life Insurance Co. of New York
     B.   File Number (If any):
     C.   City: Albany        State: NY   Zip Code: 12203   Zip Ext.:
          Foreign Country:                Foreign Postal Code:

111. A.   Depositor Name:
     B.   File Number (If any):
     C.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

112. A.   Sponsor Name:
     B.   File Number (If any):
     C.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

112. A.   Sponsor Name:
     B.   File Number (If any):
     C.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

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For period ending 12/31/08                               If filing more than one
File number 811-3500                                       Page 48, "X" box: [ ]

113. A.   Trustee Name:
     B.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

113. A.   Trustee Name:
     B.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

114. A.   Principal Underwriter Name: RiverSource Distributors, Inc.
     B.   File Number: 8-67196
     C.   City: Minneapolis   State:MN    Zip Code: 55474   Zip Ext.:
          Foreign Country:                Foreign Postal Code:

114. A.   Principal Underwriter Name:
     B.   File Number:
     C.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

115. A.   Independent Public Accountant Name: Ernst & Young LLP
     B.   City: Minneapolis   State: MN   Zip Code: 55402   Zip Ext.:
          Foreign Country:                Foreign Postal Code:

115. A.   Independent Public Accountant Name:
     B.   City:               State:      Zip Code:         Zip Ext.:
          Foreign Country:                Foreign Postal Code:

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For period ending 12/31/08                               If filing more than one
File number 811-3500                                       Page 49, "X" box: [ ]

116. Family of investment companies information:

     A.   Is Registrant part of a family of investment
          companies? (Y/N)                                                 Y
                                                                      ----------

     B.   Identify the family in 10 letters:                          IDSLIFESEP
          (NOTE: In filing this form, use this identification consistently for all investment companies in family.
          This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance
          company? (Y/N)                                                   Y
                                                                      ----------

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contracts? (Y/N)                                Y
                                                                      ----------

     C.   Scheduled premium variable life contracts? (Y/N)                 N
                                                                      ----------

     D.   Flexible premium variable life contracts? (Y/N)                  N
                                                                      ----------

     E.   Other types of insurance products registered under the
          Securities Act of 1933? (Y/N)                                    N
                                                                      ----------

118. State the number of series existing at the end of the
     period that had securities registered under the Securities
     Act of 1933                                                           1
                                                                      ----------

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period                                           0
                                                                      ----------

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted)                                                      0
                                                                      ----------

121. State the number of series for which a current prospectus
     was in existence at the end of the period                             1
                                                                      ----------

122. State the number of existing series for which additional units were registered under the Securities Act of 1933
     during the current period                                             0
                                                                      ----------

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For period ending 12/31/08                               If filing more than one
File number 811-3500                                       Page 50, "X" box: [ ]

123. State the total value of the additional units considered in
     answering item 122 ($000's omitted)                                   0
                                                                      ----------

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the
     current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted)                                                      0
                                                                      ----------

125. State the total dollar amount of sales loads collected
     (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter
     which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
     all series of Registrant ($000's omitted)                             0
                                                                      ----------

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series.) ($000's omitted)                   0
                                                                      ----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of   Total Assets     Total Income
                                               Series       ($000's        Distributions
                                              Investing     omitted)     ($000's omitted)
                                              ---------   ------------   ----------------
A. U.S. Treasury direct issue                               $                   $
                                                 ---        --------            ---
B. U.S. Government agency                                   $                   $
                                                 ---        --------            ---
C. State and municipal tax-free                             $                   $
                                                 ---        --------            ---
D. Public utility debt                                      $                   $
                                                 ---        --------            ---
E. Borkers or dealers debt or debt of
   brokers' or dealers' parent                              $                   $
                                                 ---        --------            ---
F. All other corporate intermed. &
   long-term debt                                           $                   $
                                                 ---        --------            ---
G. All other corporate short-term debt                      $                   $
                                                 ---        --------            ---
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                         $                   $
                                                 ---        --------            ---
I. Investment company equity securities                     $                   $
                                                 ---        --------            ---
J. All other equity securities                     1        $145,531            $ 0
                                                 ---        --------            ---
K. Other securities                                         $                   $
                                                 ---        --------            ---
L. Total assets of all series of registrant                 $145,531            $
                                                 ---        --------            ---

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For period ending 12/31/08                               If filing more than one
File number 811-3500                                       Page 51, "X" box: [ ]

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
     an entity other than the issuer? (Y/N)                                N
                                                                      ----------
     [If answer is "N" (No), go to item 131.]                             Y/N

129. Is the issuer of any instrument covered in item 128
     delinquent or in default as to payment of principal or
     interest at the end of the current period? (Y/N)
                                                                      ----------
     [If answer is "N" (No), go to item 131.]                             Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
     item 129 derived from insurance or guarantees? (Y/N)
                                                                      ----------
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                      $2,155
                                                                        ------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-3500     811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

     811-______   811-______   811-______   811-______   811-______

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SIGNATURE PAGE

This report is signed on behalf of the Registrant indicated in Item 1.A.

City of: Minneapolis   State of: Minnesota   Date: February 25, 2009

RiverSource of New York Account 4


/s/ David K. Stewart                    /s/ Andrea L. Kelly
-------------------------------------   ----------------------------------------
By: David K. Stewart                    Witness: Andrea L. Kelly
    Vice President and Controller                Assistant Secretary